Schedule of Warrants for the Purchase of Common Stock (Detail) (USD $)			1 Months Ended		6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended	6 Months Ended	12 Months Ended		6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Sep. 30, 2010 Minimum [Member]	Sep. 30, 2010 Maximum [Member]	Jun. 30, 2012 Investors in March 2007 Private Placement [Member] Private Placement A Warrants [Member]	Dec. 31, 2011 Investors in March 2007 Private Placement [Member] Private Placement A Warrants [Member]	Dec. 31, 2011 Investors in March 2007 Private Placement [Member] Minimum [Member] Private Placement A Warrants [Member]	Jun. 30, 2012 Investors in rights offering [Member] Series D Warrants [Member]	Dec. 31, 2011 Investors in rights offering [Member] Series D Warrants [Member]	Jun. 30, 2012 Investors in rights offering [Member] Minimum [Member] Series D Warrants [Member]	Dec. 31, 2011 Investors in rights offering [Member] Minimum [Member] Series D Warrants [Member]	Jun. 30, 2012 Investors in rights offering [Member] Maximum [Member] Series D Warrants [Member]	Dec. 31, 2011 Investors in rights offering [Member] Maximum [Member] Series D Warrants [Member]	Jun. 30, 2012 The Home Depot [Member] Purchasing agreement [Member]	Dec. 31, 2011 The Home Depot [Member] Purchasing agreement [Member]	Dec. 31, 2011 The Home Depot [Member] Minimum [Member] Purchasing agreement [Member]	Jun. 30, 2012 RW LSG Holdings, LLC [Member]	Dec. 31, 2011 Line Of Credit Guarantors Financial guarantees	Dec. 31, 2011 Line Of Credit Guarantors Minimum [Member] Financial guarantees
Class of Warrant or Right [Line Items]
Number of Common Shares	$ 26,183,273	$ 9,164,826			$ 1,726,249	$ 2,966,157		$ 1,240,798	$ 1,171,044					$ 5,123,715	$ 5,000,000		$ 18,092,511	$ 27,625
Exercise Price			$ 1.60	$ 6.00	$ 1.18		$ 1.60			$ 5.57	$ 5.90	$ 5.59	$ 5.92	$ 1.95		$ 2.00			$ 6.00
Expiration Date, Beginning					2012-07-05	March 9,2012		2022-03-03	March 3,2022					2014	December 31,2014			January 22,2012
Expiration Date, ending					2012-11-05	November 5,2012		2022-04-19	April 19,2022					2018	December 31,2018		2022-05-25	March 5,2012